Noncontrolling Interests	12 Months Ended
Jun. 30, 2025
Noncontrolling Interests [Abstract]
NONCONTROLLING INTERESTS

NOTE 20 – NONCONTROLLING INTERESTS

On April 19, 2023, Growth Ring and Brightech (BRD) Ltd. (BVI) incorporated JAJI Global Incorporation (Cayman Islands) (“JAJI Global”). Growth Ring held an 60% equity interest in JAJI Global and Brightech (BRD) Ltd. (BVI) held the remaining 40% equity interest.